Related Party Transactions_Unused Commitments To Related Parties(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Balhae Infrastructure Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		₩ 10,453	₩ 12,564
Korea Credit Bureau Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		108	108
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		2,150	2,150
KB GwS Private Securities Investment Trust
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		876	876
Aju Good Technology Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		1,960	11,768
Incheon Bridge Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		20,000	20,000
Unused commitments of credit card		94	86
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		12,550	12,550
SY Auto Capital Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		6,700	10,000
Unused commitments of credit card		94	92
KB No.9 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		1	1
KB No.10 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		5	5
RAND Bio Science Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		24	24
Builton Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		3	4
Food Factory Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		11	11
Inno Lending Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card	[1]	0	13
Big Dipper Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused commitments of credit card		95	94
KB-KDBC New Technology Business Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		5,000	15,000
KBTS Technology Venture Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		13,776	0
KB-SJ Tourism Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		3,500	0
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of security investment		32,000	0
Key management
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		₩ 1,559	₩ 984

[1]	Excluded from the Group's related party as of December 31, 2018.